Vessels, net/Assets held for sale, Disposal of vessels (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2022 USD ($)	Jun. 02, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 13, 2023 USD ($)	Dec. 31, 2022 USD ($)
Assets Held for Sale/ Disposal of Vessels [Abstract]
Gain of sale of vessel			$ 3,128,568	$ 0
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel		17	17
Number of vessels | Vessel		21	21
Aggregate carrying value		$ 302,550,388	$ 302,550,388					$ 343,408,466
Assets held for sale		23,048,646	23,048,646					$ 0
M/V Magic Rainbow [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price							$ 12,600,000
Gain of sale of vessel		3,100,000
M/V Magic Moon and M/V Magic Twilight [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Carrying value of the vessel		22,373,719	22,373,719
Deferred charges held for sale		548,078	548,078
Inventory held for sale		126,849	126,849
Impairment charges			0
M/V Magic Moon [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price						$ 13,950,000
M/V Magic Moon [Member] | Plan [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Gain of sale of vessel	$ 4,000,000
M/V Magic Twilight [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Sale price					$ 17,500,000
M/V Magic Twilight [Member] | Plan [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Gain of sale of vessel	$ 4,600,000
Vessels Mortgaged as Collateral [Member]
Assets Held for Sale/ Disposal of Vessels [Abstract]
Aggregate carrying value		$ 260,100,000	$ 260,100,000